Net Income (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Computation of basic and diluted net income (loss) per share
Net income (loss)	$ 65	$ (1,177)
Basic weighted average shares outstanding	45,027,010	42,758,252
Effect of potentially dilutive securities	3,688
Diluted weighted average shares outstanding	48,715,063	42,758,252
Basic net income (loss) per share	$ 0.00	$ (0.03)
Diluted net income (loss) per share	$ 0.00	$ (0.03)